Condensed Consolidated Statements of Changes in Stockholders’ Equity - USD ($) $ in Thousands	Previously Reported Preferred Stock	Previously Reported Common stock	Previously Reported Additional paid-in capital	Previously Reported Retained earnings	Previously Reported	Preferred Stock	Common stock	Additional paid-in capital	Retained earnings	Total
Balance at Dec. 31, 2020							$ 0	$ 1,042	$ 3,286	$ 4,328
Balance (in Shares) at Dec. 31, 2020							27,900,000
Net loss									(5,949)	(5,949)
Shares issued for services to promoter							$ 0	114		114
Shares issued for services to promoter (in Shares)							250,000
Shares issued for services							$ 0	1,030		1,030
Shares issued for services (in Shares)							1,861,829
Series A Super Voting Preferred Stock						$ 0				0
Series A Super Voting Preferred Stock (in Shares)						6,000
Issue of Options (ISO/NSO)								52		52
IPO Proceeds							$ 0	11,796		11,796
IPO Proceeds (in Shares)							3,262,500
Note Conversion							$ 0	4,064		4,064
Note Conversion (in Shares)							1,693,492
Shares Issued towards Devcool Acquisition							$ 0	700		700
Shares Issued towards Devcool Acquisition (in Shares)							293,013
Balance at Dec. 31, 2021	$ 0	$ 0	$ 18,798	$ (2,663)	$ 16,135	$ 1	$ 0	18,799	(2,664)	16,135
Balance (in Shares) at Dec. 31, 2021	6,000	35,260,834				6,000	3,526,083
Stock compensation expenses								40	(8)	32
Net loss									(4,747)	(4,747)
Issuance of common stock in connection with private placement							$ 0	3,580		3,580
Issuance of common stock in connection with private placement (in Shares)							393,000
Issuance of warrants in connection with private placement								2,308		2,308
Common stock repurchased								(91)		(91)
Cash collected on common stock options							$ 0	10		10
Cash collected on common stock options (in Shares)							2,614
Shares issued for services							$ 0	350		350
Shares issued for services (in Shares)							24,970
Balance at Sep. 30, 2022						$ 1	$ 0	24,996	(7,419)	17,577
Balance (in Shares) at Sep. 30, 2022						6,000	3,946,667
Balance at Dec. 31, 2021	$ 0	$ 0	18,798	(2,663)	16,135	$ 1	$ 0	18,799	(2,664)	16,135
Balance (in Shares) at Dec. 31, 2021	6,000	35,260,834				6,000	3,526,083
Net loss									(9,610)	(9,609)
Issuance of common stock in connection with private placement							$ 0	3,580		3,580
Issuance of common stock in connection with private placement (in Shares)							3,930,000
Issuance of warrants in connection with private placement							$ 0	2,308		2,308
Issuance of warrants in connection with private placement (in Shares)							2,167,561
Common stock repurchased								(142)		(142)
Cash collected on common stock options								29		29
Cash collected on common stock options (in Shares)							126,136
Prior Period adjustment									(296)	(296)
Shares issued for services							$ 0	125		125
Shares issued for services (in Shares)							225,000
Issue of Options (ISO/NSO)								257		257
Balance at Dec. 31, 2022	$ 0	$ 0	24,955	(12,569)	12,387	$ 1	$ 0	24,956	(12,568)	12,388
Balance (in Shares) at Dec. 31, 2022	6,000	41,709,531				6,000	4,170,940
Balance at Jun. 30, 2022						$ 1	$ 0	19,186	(5,080)	14,106
Balance (in Shares) at Jun. 30, 2022						6,000	3,553,667
Stock compensation expenses								13		13
Net loss									(2,339)	(2,339)
Issuance of common stock in connection with private placement								3,580		3,580
Issuance of common stock in connection with private placement (in Shares)							393,000
Issuance of warrants in connection with private placement								2,308		2,308
Common stock repurchased								(91)		(91)
Balance at Sep. 30, 2022						$ 1	$ 0	24,996	(7,419)	17,577
Balance (in Shares) at Sep. 30, 2022						6,000	3,946,667
Balance at Dec. 31, 2022	$ 0	$ 0	$ 24,955	$ (12,569)	$ 12,387	$ 1	$ 0	24,956	(12,568)	12,388
Balance (in Shares) at Dec. 31, 2022	6,000	41,709,531				6,000	4,170,940
Net loss									(7,007)	(7,007)
Preferential issue							$ 0	499		499
Preferential issue (in Shares)							76,923
Issue of stock options (ISO/NSO)								197		197
Shares issued for services							$ 0	51		51
Shares issued for services (in Shares)							30,000
Adjustments
Adjustments (in Shares)							(291)
Balance at Sep. 30, 2023						$ 1	$ 0	25,703	(19,575)	6,127
Balance (in Shares) at Sep. 30, 2023						6,000	4,277,572
Balance at Jun. 30, 2023						$ 1	$ 0	25,683	(17,632)	8,051
Balance (in Shares) at Jun. 30, 2023						6,000	4,277,863
Net loss									(1,943)	(1,943)
Preferential issue							$ 0
Issue of stock options (ISO/NSO)								20		20
Shares issued for services										0
Adjustments
Adjustments (in Shares)							(291)
Balance at Sep. 30, 2023						$ 1	$ 0	$ 25,703	$ (19,575)	$ 6,127
Balance (in Shares) at Sep. 30, 2023						6,000	4,277,572